Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Other Long-Term Liabilities [Line Items]
Pension obligations	$ (21,711)	$ (23,471)
Day 1 gain deferred revenue	(9,765)	(19,179)
Deferred commissioning period revenue	(3,183)	(6,276)
Non-current portion of operating lease liabilities	(6,033)	(5,881)
Other payables	(7,068)	(6,793)
Other non-current liabilities	(47,760)	(61,600)
Non current contract liabilities	3,183	6,276
Asset retirement obligation	6,300	6,000
Assets under development, removal cost capitalized	4,700	4,700
Oil
Other Long-Term Liabilities [Line Items]
Non current contract liabilities	7,500	14,800
Gas
Other Long-Term Liabilities [Line Items]
Non current contract liabilities	$ 2,300	$ 4,400